Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Leasehold improvements	$154,912	$154,912	$19,759
Furniture and office equipment	172,565	240,865	30,723
Computer software	2,480,000	2,480,000	316,327
Subtotal	2,807,477	2,875,777	366,809
Less: accumulated depreciation	(2,773,539)	(2,791,945)	(356,116)
Total	$33,938	$83,832	$10,693

Depreciation expense for the years ended March 31, 2024, 2025 and 2026 amounted to HKD 2,380 , HKD 3,103 and HKD 18,406 (US$2,348), respectively.